Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares		Additional Paid-in Capital	Currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 1,646		$ 70,361	$ 977	$ (37,497)	$ 35,487
Balance (in Shares) at Dec. 31, 2020	14,587,934
Issuance of shares and warrants for cash consideration of $57,629 net of $4,455 issuance costs	$ 352		52,822			53,174
Issuance of shares and warrants for cash consideration of $57,629 net of $4,455 issuance costs (in Shares)	2,848,629
Exercise of options	$ 2		38			40
Exercise of options (in Shares)	13,435
Exercise of warrants	$ 104		7,598			7,702
Exercise of warrants (in Shares)	855,813
Stock based compensation			190			190
Other comprehensive loss				(2,788)		(2,788)
Net loss					(3,200)	(3,200)
Balance at Mar. 31, 2021	$ 2,104		131,009	(1,811)	(40,697)	90,605
Balance (in Shares) at Mar. 31, 2021	18,305,811
Exercise of options		[1]	2			2
Exercise of options (in Shares)	375
Stock based compensation			652			652
Other comprehensive loss				2,055		2,055
Net loss					(3,108)	(3,108)
Balance at Jun. 30, 2021	$ 2,104		131,663	244	(43,805)	90,206
Balance (in Shares) at Jun. 30, 2021	18,306,186
Balance at Dec. 31, 2021	$ 2,107		133,796	1,101	(51,965)	85,039
Balance (in Shares) at Dec. 31, 2021	18,331,507
Restricted stock units vested	$ 4		(4)
Restricted stock units vested (in Shares)	34,295
Exercise of options	$ 1		49			50
Exercise of options (in Shares)	7,625
Stock based compensation			788			788
Net loss					(8,225)	(8,225)
Balance at Mar. 31, 2022	$ 2,112		134,629	1,101	(60,190)	77,652
Balance (in Shares) at Mar. 31, 2022	18,373,427
Exercise of options	$ 1		49			50
Exercise of options (in Shares)	7,625
Stock based compensation			697			697
Net loss					(9,913)	(9,913)
Balance at Jun. 30, 2022	$ 2,113		$ 135,375	$ 1,101	$ (70,103)	$ 68,486
Balance (in Shares) at Jun. 30, 2022	18,381,052

[1]	Less than $1